RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (Q3) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption		$ 0		$ 0
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ 0	0	$ 0	0
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount		(13,511,990)		(13,511,990)	$ 0
As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption		113,349,840		113,349,840
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	2,458,260	(1,385)	88,663	(4,150,180)
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount		0		0
Adjustments [Member]
Statement of Cash Flows [Abstract]
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption		(113,349,840)		(113,349,840)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (2,458,260)	1,385	$ (88,663)	4,150,180
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount		$ (13,511,990)		$ (13,511,990)